Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average Summary	Average	Value of
	Summary		Compensation Table	Compensation	Initial Fixed
	Compensation	Compensation	for Non-PEO	Actually Paid to	$100 Investment
	Table Total for	Actually Paid to	Named Executive	Non-PEO Named	Based on Total
	PEO	CEO	Officers	Executive Officers	Shareholder Return	Net Income
Year	($) (1)	($) (2)	($) (3)	($) (4)	($) (5)	($) (6)
2025	310,326	310,326	210,506	210,506	$166.83	3,911,000
2024	369,440	369,440	227,931	227,931	$149.69	21,703,000
2023	378,538	378,538	218,546	218,546	$130.29	9,166,000

(1) This is the total compensation for the PEO reported for each applicable year within the Summary Compensation Table.

(2) This is the amount of compensation actually paid to the PEO for each year, starting with the amounts set forth within the Summary Compensation Table “Total Compensation” column for the applicable year. The Company did not report any stock or option awards for the PEO within the Summary Compensation Table. Compensation actually paid to the PEO was identical to the Total Compensation for the PEO reported for each applicable year within the Summary Compensation Table. No adjustments were necessary.

(3) This is the average compensation for the non-PEO named executive officers reported for each applicable year within the Summary Compensation Table.

(4) This is the average compensation actually paid to the non-PEO executive officers for each year, starting with the average of such amounts set forth within the Summary Compensation Table “Total Compensation” column for the applicable year. Since the Company did not report any stock or option awards for the non-PEO named executive officers within the Summary Compensation Table, average compensation actually paid to the non-PEO named executive officers was identical to the average Total Compensation for the non-PEO named executive officers reported for each applicable year within the Summary Compensation Table. No adjustments were necessary.

(5) This is the total shareholder return based on a fixed investment of $100 made at the beginning of the earliest year in the table (2023) through the end of each applicable year in the table, assuming reinvestment of dividends.

(6) This is the Company’s net income for each year reported in the Pay Versus Performance Table.

PEO Total Compensation Amount	$ 310,326	$ 369,440	$ 378,538
PEO Actually Paid Compensation Amount	310,326	369,440	378,538
Non-PEO NEO Average Total Compensation Amount	210,506	227,931	218,546
Non-PEO NEO Average Compensation Actually Paid Amount	210,506	227,931	218,546
Total Shareholder Return Amount	166.83	149.69	130.29
Net Income (Loss)	$ 3,911,000	$ 21,703,000	$ 9,166,000
PEO Name	Chevis Swetman